FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Assets transferred between Level 1, Level 2 and Level 3	$ 0
Liabilities transferred between Level 1, Level 2 and Level 3	0
Recurring | Level 2
Assets
Interest rate derivatives	3,720	2,788	3,438
Foreign exchange contracts		15
Total assets	3,720	2,803	3,438
Liabilities
Interest rate derivatives	3,949	2,744	3,459
Foreign exchange contracts		20
Total liabilities	3,949	2,764	3,459
Recurring | Level 3
Assets
Interest rate derivatives			160
Retained interests	5,597	9,271	17,289
Total assets	5,597	9,271	17,449
Liabilities
Interest rate derivatives			145
Total liabilities			145
Recurring | Total
Assets
Interest rate derivatives	3,720	2,788	3,598
Foreign exchange contracts		15
Retained interests	5,597	9,271	17,289
Total assets	9,317	12,074	20,887
Liabilities
Interest rate derivatives	3,949	2,744	3,604
Foreign exchange contracts		20
Total liabilities	$ 3,949	$ 2,764	$ 3,604